SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of Share Capital	The following table outlines common share activity for each period presented.

SHARES
Issued and fully paid ordinary shares
As of January 1, 2024	37,222,549
Issue of ordinary shares (Note 11)	31,627
Issue of restricted ordinary share awards (Note 11)	56,995
Issue of ordinary shares in exchange of share options exercised (Note 12)	384,493
Issue of ordinary shares in exchange of warrants exercised (Note 12)	33,782
Treasury shares acquired	(2,966,547)
As of December 31, 2024	34,762,899

As of January 1, 2023	36,431,633
Issue of restricted ordinary share awards (Note 11)	33,194
Issue of ordinary shares in exchange of share options' exercised (Note 12)	35,203
Issue of ordinary shares as payment of consideration for BonusFinder acquisition	1,005,929
Treasury shares acquired	(283,410)
As of December 31, 2023	37,222,549

As of January 1, 2022	33,806,422
Issue of restricted ordinary share awards (Note 11)	32,942
Issue of ordinary shares in exchange of warrants' exercise (Note 12)	1,907,377
Issue of ordinary shares in exchange of share options' exercise (Note 12)	3,042
Issue of ordinary shares as payment of consideration for Roto Sports acquisition	451,264
Issue of ordinary shares as payment of consideration for BonusFinder acquisition	269,294
Treasury shares acquired	(38,708)
As of December 31, 2022	36,431,633